UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 91.85%
	Consumer Discretionary - 15.97%
	Auto Components - 3.90%
161,900	Gentex Corp.	$2,337,836
68,500	Johnson Controls, Inc.	1,964,580
		4,302,416

	Hotels Restaurants & Leisure - 6.70%
62,100	Carnival Corp. (b)	2,046,816
20,700	Las Vegas Sands Corp. (a)	982,008
49,500	McDonald's Corp.	2,782,890
45,100	Yum! Brands, Inc.	1,582,559
		7,394,273

	Household Durables - 2.85%
43,440	Electronic Arts Inc. (a)	1,930,039
23,400	Snap-on Inc.	1,217,034
		3,147,073

	Internet & Catalog Retail - 1.62%
65,400	eBay Inc. (a)	1,787,382

	Specialty Retail - 0.90%
24,300	Tiffany & Co.	990,225
	Total Consumer Discretionary	17,621,369

	Consumer Staples - 10.16%
	Beverages - 2.54%
53,900	The Coca-Cola Co.	2,801,722

	Food Products - 2.17%
30,850	Wm. Wrigley Jr. Co.	2,399,513

	Household Products - 5.45%
27,000	Colgate-Palmolive Co.	1,865,700
28,600	Kimberly-Clark Corp.	1,709,708
40,015	Procter & Gamble Co.	2,433,312
		6,008,720
	Total Consumer Staples	11,209,955

	Energy - 3.98%
	Energy Equipment & Services - 3.98%
36,600	Halliburton Co.	1,942,362
22,800	Schlumberger Ltd. (b)	2,449,404
	Total Energy	4,391,766

	Health Care - 17.93%
	Health Care Equipment & Supplies - 9.99%
28,700	Baxter International, Inc.	1,835,078
54,000	DENTSPLY International, Inc.	1,987,200
89,900	Mentor Corp.	2,501,018
32,600	Sigma-Aldrich Corp.	1,755,836
56,900	Varian Medical Systems, Inc. (a)	2,950,265
		11,029,397

	Health Care Providers & Services - 4.14%
77,100	IMS Health, Inc.	1,796,430
64,500	Pharmaceutical Product Development, Inc.	2,767,050
		4,563,480

	Pharmaceuticals - 3.80%
41,500	Abbott Laboratories	2,198,255
31,000	Johnson & Johnson	1,994,540
		4,192,795
	Total Health Care	19,785,672

	Industrials - 11.65%
	Air Freight & Logistics - 1.40%
25,100	United Parcel Service, Inc. - Class B	1,542,897

	Commercial Services & Supplies - 5.82%
59,500	Brady Corp.	2,054,535
94,300	Heidrick & Struggles International, Inc.	2,606,452
85,700	Monster Worldwide, Inc. (a)	1,766,277
		6,427,264

	Industrial Conglomerates - 1.94%
30,700	3M Co.	2,136,413

	Machinery - 2.49%
56,500	Chart Industries, Inc. (a)	2,748,160
	Total Industrials	12,854,734

	Information Technology - 30.88%
	Communications Equipment - 2.04%
96,900	Cisco Systems, Inc. (a)	2,253,894

	Electronic Equipment & Instruments - 4.45%
24,400	Dolby Laboratories, Inc. - Class A (a)	983,320
154,600	Jabil Circuit, Inc.	2,536,986
49,000	National Instruments Corp.	1,390,130
		4,910,436

	IT Services - 2.01%
89,700	Western Union Co.	2,217,384

	Semiconductor & Semiconductor Equipment - 15.82%
87,800	Broadcom Corp. - Class A (a)	2,396,062
61,105	Cabot Microelectronics Corp. (a)	2,025,631
118,600	FormFactor, Inc. (a)	2,185,798
116,600	Intel Corp.	2,504,568
43,500	KLA-Tencor Corp.	1,770,885
116,500	MKS Instruments, Inc. (a)	2,551,350
121,200	National Semiconductor Corp.	2,489,448
81,800	SanDisk Corp. (a)	1,529,660
		17,453,402

	Software - 6.56%
76,000	F5 Networks, Inc. (a)	2,159,920
67,600	Microsoft Corp.	1,859,676
106,000	Oracle Corp. (a)	2,226,000
48,100	Red Hat, Inc. (a)	995,189
		7,240,785
	Total Information Technology	34,075,901

	Materials - 1.28%
	Chemicals - 1.28%
32,800	Ecolab Inc.	1,410,072
	Total Materials	1,410,072

	TOTAL COMMON STOCKS (Cost $92,944,320)	101,349,469

	SHORT TERM INVESTMENTS - 8.20%
	Investment Companies - 0.99%
1,029,846	Fidelity Institutional Money Market Portfolio	1,029,846
70,727	SEI Daily Income Trust Treasury II Fund - Class B	70,727
	Total Investment Companies	1,100,573

	U.S. Treasury Bills - 7.21%
	Public Finance, Taxation and Monetary Policy - 7.21%
1,500,000	1.56%, 07/03/2008	1,499,870
1,500,000	1.68%, 07/10/2008	1,499,369
1,705,000	1.43%, 07/17/2008	1,703,920
3,255,000	1.28%, 07/24/2008	3,252,328
	Total U.S. Treasury Bills	7,955,487

	TOTAL SHORT TERM INVESTMENTS (Cost $9,056,060)	9,056,060

	Total Investments (Cost $102,000,380) - 100.05%	110,405,529
	Liabilities in Excess of Other Assets - (0.05)%	(60,341)
	TOTAL NET ASSETS - 100.00%	$110,345,188

	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$102,000,380
	Gross unrealized appreciation	15,851,437
	Gross unrealized depreciation	(7,446,288)
	Net unrealized appreciation	$8,405,149

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo USA Global Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 102,450,042	$ -
Level 2 - Other significant observable inputs	7,955,487	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 110,405,529	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo USA Global Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo USA Global Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008